Provisions for employee benefits - Actuarial assumptions used in the measurement of the liabilities (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Rate of price inflation	2.00%	2.40%
Other benefit plans | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.10%	3.40%
Other benefit plans | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.30%	3.70%
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.10%	3.70%
Rate of compensation increase	3.00%	3.40%
Rate of price inflation	2.00%	2.40%
Foreign defined benefit plan | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	1.40%	2.20%
Rate of compensation increase	1.90%	1.90%
Rate of price inflation	1.20%	1.20%
Life expectations on retirement at age 65	14 years	13 years
Foreign defined benefit plan | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	25.90%	15.40%
Rate of compensation increase	20.00%	12.50%
Rate of price inflation	15.50%	11.50%
Life expectations on retirement at age 65	23 years	24 years
FISDE
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.10%	3.70%
Rate of price inflation	2.00%	2.40%
Life expectations on retirement at age 65	24 years	24 years